Kinetics Paradigm Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 87.6%	Shares	Value
Accommodation - 0.2%
Civeo Corp.	83,767	$2,216,475

Asset Management - 0.0% (a)
Investor AB (b)	1,000	37,426

Beverage and Tobacco Product Manufacturing - 0.0% (a)
Crimson Wine Group Ltd. (b)	9,800	43,218

Broadcasting (except Internet) - 0.0% (a)
Atlanta Braves Holdings, Inc. - Class C (b)	4,842	206,753

Business Support Services - 0.0% (a)
Circle Internet Group, Inc. (b)	200	19,082
Fermi, Inc. (b)(c)	40,000	233,600
		252,682

Computer Systems Design and Related Services - 1.1%
CACI International, Inc. - Class A (b)	24,000	13,052,880
Miami International Holdings, Inc. (b)	46,400	1,805,888
		14,858,768

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.0% (a)
Broadridge Financial Solutions, Inc.	1,000	162,480

Data Center Infrastructure - 0.3%
Bolt Data & Energy Inc. (b)(d)	800,000	4,000,000

Diversified Real Estate Activities - 0.1%
PrairieSky Royalty Ltd.	60,000	1,388,829

Electric Power Generation, Transmission and Distribution - 3.8%
Hawaiian Electric Industries, Inc. (b)	3,512,000	52,118,080
NRG Energy, Inc.	148	21,629
		52,139,709

Financial Services - 0.0% (a)
Kinnevik AB (b)	200	1,060

Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust	41,800	1,316,700

Hospitality and Tourism - 0.6%
Carnival Corp.	215,000	5,564,200
Royal Caribbean Cruises Ltd.	10,200	2,806,836
		8,371,036

Insurance Carriers - 0.0% (a)
Fairfax Financial Holdings Limited	2	3,404

Insurance Carriers and Related Activities - 0.0% (a)
Markel Group, Inc. (b)	100	191,407

Management of Companies and Enterprises - 0.9%
Associated Capital Group, Inc. - Class A	260,290	10,229,397
Fairfax India Holdings Corp. (b)(e)	8,400	134,820
White Mountains Insurance Group Ltd.	924	2,029,991
		12,394,208

Mining (except Oil and Gas) - 0.5%
Franco-Nevada Corp.	24,000	5,929,200
Wheaton Precious Metals Corp.	12,000	1,572,120
		7,501,320

Offices of Real Estate Agents and Brokers - 4.6%
Landbridge Co. LLC - Class A	916,400	63,277,420

Oil and Gas Extraction - 69.1% (f)
Texas Pacific Land Corp. (g)	2,018,998	958,135,691

Other Financial Investment Activities - 0.3%
99GRAYSC (b)(d)	100,000	1,000,000
Onex Corp.	32,000	2,330,240
Seaport Entertainment Group, Inc. (b)	30,000	644,400
		3,974,640

Other Investment Pools and Funds - 0.0% (a)
Partners Value Investments LP	8,000	98,800
Urbana Corp.	400	2,763
Urbana Corp. - Class A	400	2,487
		104,050

Performing Arts, Spectator Sports, and Related Industries - 1.0%
Live Nation Entertainment, Inc. (b)	90,000	13,725,900

Real Estate - 0.2%
Howard Hughes Holdings, Inc. (b)	56,000	3,542,560

Securities and Commodities Exchanges - 1.2%
Cboe Global Markets, Inc.	60,000	16,864,200
TXSE Group, Inc. (b)(d)	4,350	100,050
		16,964,250

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.0%
Brookfield Asset Management Ltd. - Class A	160,000	7,112,000
Brookfield Corp.	849,600	34,383,312
		41,495,312

Support Activities for Water Transportation - 0.3%
Clarkson PLC	70,000	4,271,231

Technology Services and Software - 0.2%
SB Technology, Inc. (b)(d)	156,886	2,700,008

Water, Sewage and Other Systems - 0.1%
WaterBridge Infrastructure LLC - Class A	50,000	1,339,500
TOTAL COMMON STOCKS (Cost $130,614,747)		1,214,616,037

UNIT INVESTMENT TRUSTS - 8.3%	Shares	Value
Grayscale Bitcoin Mini Trust ETF (b)	389,280	11,674,507
Grayscale Bitcoin Trust ETF (b)	1,946,400	102,692,064
Grayscale Ethereum Classic Trust (b)	12	53
Grayscale Litecoin Trust (b)	8	33
TOTAL UNIT INVESTMENT TRUSTS (Cost $25,987,832)		114,366,657

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Other Investment Pools and Funds - 0.0% (a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030 (b)	800	600

Technology - 0.0% (a)
Ripple Labs, Inc. - Preferred A shares, 0.00% (b)(d)	625	76,094
TOTAL PREFERRED STOCKS (Cost $100,239)		76,694

WARRANTS - 0.0% (a)	Contracts	Value
Other Investment Pools and Funds - 0.0% (a)
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (b)	800	15,383
TOTAL WARRANTS (Cost $2,368)		15,383

TOTAL INVESTMENTS - 95.9% (Cost $156,705,186)		1,329,074,771
Money Market Deposit Account - 4.1% (h)(i)		56,491,626
Other Assets in Excess of Liabilities - 0.0%		918,181
TOTAL NET ASSETS - 100.0%		$1,386,484,578

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $19,266.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,876,152 or 0.6% of net assets as of March 31, 2026.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $134,820 or 0.0% of the Fund’s net assets.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $18,145 which represented 0.0% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Kinetics Paradigm Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,196,586,582	$10,229,397	$7,800,058	$1,214,616,037
Unit Investment Trusts	114,366,657	–	–	114,366,657
Preferred Stocks	–	600	76,094	76,694
Warrants	15,383	–	–	15,383
Total Investments	$1,310,968,622	$10,229,997	$7,876,152	$1,329,074,771

Refer to the Schedule of Investments for further disaggregation of investment categories.